UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	290,499	$45,068,015

Household Durables - 0.3%
Toll Brothers Inc.	475,389	18,345,261

Media - 6.5%
Comcast Corp., Class A Shares	6,369,452	257,644,334
Walt Disney Co.	1,150,268	126,448,961

Total Media		384,093,295

Specialty Retail - 4.5%
Home Depot Inc.	1,284,197	192,115,871
TJX Cos. Inc.	1,090,420	76,667,430

Total Specialty Retail		268,783,301

TOTAL CONSUMER DISCRETIONARY		716,289,872

CONSUMER STAPLES - 8.0%
Beverages - 2.2%
Coca-Cola Co.	1,441,433	66,075,289
PepsiCo Inc.	563,565	65,717,314

Total Beverages		131,792,603

Food & Staples Retailing - 2.5%
CVS Health Corp.	797,772	63,765,916
Wal-Mart Stores Inc.	1,057,192	84,564,788

Total Food & Staples Retailing		148,330,704

Food Products - 1.1%
Kraft Heinz Co.	296,946	25,970,897
Mondelez International Inc., Class A Shares	890,014	39,178,417

Total Food Products		65,149,314

Household Products - 2.2%
Kimberly-Clark Corp.	412,296	50,778,375
Procter & Gamble Co.	888,850	80,725,357

Total Household Products		131,503,732

TOTAL CONSUMER STAPLES		476,776,353

ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	647,458	44,415,619

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	805,036	36,765,994
Chevron Corp.	637,726	69,633,302
Exxon Mobil Corp.	1,517,966	121,497,999
Pioneer Natural Resources Co.	200,573	32,713,456

Total Oil, Gas & Consumable Fuels		260,610,751

TOTAL ENERGY		305,026,370

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 14.5%
Banks - 7.6%
Bank of America Corp.	2,228,409	$53,749,225
Citigroup Inc.	844,320	57,793,704
JPMorgan Chase & Co.	1,980,472	181,807,330
PNC Financial Services Group Inc.	161,611	20,815,497
U.S. Bancorp	1,174,204	61,974,487
Wells Fargo & Co.	1,414,587	76,302,823

Total Banks		452,443,066

Capital Markets - 1.1%
Bank of New York Mellon Corp.	556,091	29,489,506
CME Group Inc.	301,160	36,928,239

Total Capital Markets		66,417,745

Consumer Finance - 0.3%
Synchrony Financial	545,160	16,529,251

Diversified Financial Services - 2.9%
Berkshire Hathaway Inc., Class A Shares	653	171,599,258	*

Insurance - 2.6%
MetLife Inc.	569,505	31,322,775
Travelers Cos. Inc.	983,303	125,951,281

Total Insurance		157,274,056

TOTAL FINANCIALS		864,263,376

HEALTH CARE - 15.8%
Biotechnology - 1.7%
Amgen Inc.	242,271	42,278,712
BioMarin Pharmaceutical Inc.	105,106	9,220,949	*
Celgene Corp.	207,558	28,105,429	*
Regeneron Pharmaceuticals Inc.	37,214	18,295,147	*

Total Biotechnology		97,900,237

Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	211,872	42,671,021
Medtronic PLC	737,762	61,949,875

Total Health Care Equipment & Supplies		104,620,896

Health Care Providers & Services - 4.0%
Aetna Inc.	480,847	74,199,501
UnitedHealth Group Inc.	864,331	165,787,329

Total Health Care Providers & Services		239,986,830

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific Inc.	384,127	67,425,812

Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	764,330	43,490,377
Johnson & Johnson	1,181,350	156,788,772
Merck & Co. Inc.	1,830,351	116,922,822
Pfizer Inc.	2,295,790	76,128,396
Roche Holding AG, ADR	1,042,936	33,064,200

Total Pharmaceuticals		426,394,567

TOTAL HEALTH CARE		936,328,342

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Raytheon Co.	637,280	$109,465,586
United Technologies Corp.	398,974	47,306,347

Total Aerospace & Defense		156,771,933

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	658,604	72,637,435

Commercial Services & Supplies - 1.1%
Waste Management Inc.	863,669	64,904,725

Industrial Conglomerates - 4.3%
3M Co.	421,939	84,881,469
General Electric Co.	2,145,175	54,937,932
Honeywell International Inc.	848,870	115,548,184

Total Industrial Conglomerates		255,367,585

TOTAL INDUSTRIALS		549,681,678

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.0%
Cisco Systems Inc.	1,858,140	58,438,503

Internet Software & Services - 5.2%
Alphabet Inc., Class A Shares	99,902	94,457,341	*
Alphabet Inc., Class C Shares	111,016	103,300,388	*
Facebook Inc., Class A Shares	651,134	110,204,429	*

Total Internet Software & Services		307,962,158

IT Services - 4.2%
Automatic Data Processing Inc.	811,286	96,470,018
International Business Machines Corp.	294,200	42,561,914
Visa Inc., Class A Shares	1,104,431	109,957,151

Total IT Services		248,989,083

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV, NY Registered Shares	45,661	6,864,218
Intel Corp.	516,675	18,326,462
Texas Instruments Inc.	426,772	34,730,706

Total Semiconductors & Semiconductor Equipment		59,921,386

Software - 8.7%
Adobe Systems Inc.	625,788	91,671,684	*
Microsoft Corp.	3,810,305	277,009,173
Oracle Corp.	1,345,289	67,170,280
Red Hat Inc.	432,050	42,716,783	*
SAP SE, ADR	343,723	36,383,080

Total Software		514,951,000

Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc.	1,337,609	198,942,587

TOTAL INFORMATION TECHNOLOGY		1,389,204,717

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 4.4%
Chemicals - 4.4%
E.I. du Pont de Nemours & Co.		584,397	$48,043,278
Ecolab Inc.		492,681	64,871,307
PPG Industries Inc.		1,392,208	146,529,892

TOTAL MATERIALS			259,444,477

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		586,241	79,922,235

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Inc.		2,253,974	87,904,986
Verizon Communications Inc.		1,014,690	49,110,996

TOTAL TELECOMMUNICATION SERVICES			137,015,982

UTILITIES - 0.9%
Electric Utilities - 0.3%
NextEra Energy Inc.		113,750	16,617,738

Multi-Utilities - 0.6%
Ameren Corp.		328,988	18,456,227
Sempra Energy		156,730	17,712,057

Total Multi-Utilities			36,168,284

TOTAL UTILITIES			52,786,022

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,420,655,081)			5,766,739,424

	RATE
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $182,992,310)	0.917%	182,992,310	182,992,310

TOTAL INVESTMENTS - 100.1% (Cost - $2,603,647,391#)			5,949,731,734
Liabilities in Excess of Other Assets - (0.1)%			(3,165,748)

TOTAL NET ASSETS - 100.0%			$5,946,565,986

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$5,766,739,424	—	—	$5,766,739,424

Short-Term Investments†	182,992,310	—	—	182,992,310

Total Investments	$5,949,731,734	—	—	$5,949,731,734

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,366,859,944
Gross unrealized depreciation	(20,775,601)

Net unrealized appreciation	$3,346,084,343

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017